Accounts receivables - Accounts receivable by category (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Accounts receivables	$ 32,017	$ 30,778
Gross carrying amount
Disclosure of financial assets [line items]
Accounts receivables	32,067	30,791
Allowance for doubtful receivables
Disclosure of financial assets [line items]
Accounts receivables	$ (50)	$ (13)